11 COMMITMENTS AND CONTINGENCIES - Future minimum rental payments under these lease agreements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016
Years ending December 31, (amounts in thousands)
2016	$ 90	$ 26,000
2017	60	60,000
2018	20	20,000
Total	$ 170	$ 106,000